BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                                                      April 30, 2008


BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Capital Cash Management Trust
          File Nos. 2-50843 and 811-2481

Dear Sirs:

     On behalf of Capital Cash Management Trust (the "Trust"), I enclose for filing with the Commission, pursuant to Rule 8b-16 under the Investment Company Act of 1940 (the "1940 Act"), the following documents:

          In accordance with Rule 8b-11 under the 1940 Act, Form N-1A of Amendment No. 33 to the Registration Statement of the Trust under the 1940 Act with exhibits being filed.

         The Trust is currently inactive and is not offering shares to the public. It is the intention of the Trust to continue to make all required filings under the 1940 Act during the period when it is conducting no operations.

         The Trust will make no public offering of its shares until it has filed an appropriate amendment to its registration under the Securities Act of 1933 (the "1933 Act"), which has become effective under the provisions of Rule 485(a). The amendment filed herewith contains a specific undertaking to that effect.

                                Very truly yours,


                                /s/ William L. D. Barrett
                                William L. D. Barrett